Leases	6 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Leases
Note 4 - Leases
Polestar Group as Lessee
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2023	89,609	45,416	135,025
Additions	19,149	—	19,149
Cancellations	(11,020)	—	(11,020)
Effect of foreign currency exchange rate differences	(1,245)	(2,280)	(3,525)
Balance as of June 30, 2023	$96,493	$43,136	$139,629

Accumulated depreciation
Balance as of January 1, 2023	(18,934)	(20,768)	(39,702)
Depreciation expense	(8,347)	(2,392)	(10,739)
Effect of foreign currency exchange rate differences	706	1,114	1,820
Balance as of June 30, 2023	$(26,575)	$(22,046)	$(48,621)

Carrying amount as of June 30, 2023	$69,918	$21,090	$91,008

Amounts related to leases recognized in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Income from sub-leasing right-of-use assets	252	235	527	615
Expense relating to short-term leases	247	343	495	835
Expense relating to leases of low value assets	—	1,899	6	1,911
Interest expense on leases	1,138	1,090	2,166	1,700
The current and non-current portion of the Group’s lease liabilities were as follows:

	As of June 30, 2023	As of December 31, 2022
Current lease liability	27,658	21,545
Non-current lease liability	75,793	85,556
Total	$103,451	$107,101
Expected future lease payments to be made to satisfy the Group’s lease liabilities are as follows:

	As of June 30, 2023	As of December 31, 2022
Within 1 year	28,353	21,717
Between 1 and 2 years	28,929	24,484
Between 2 and 3 years	23,631	20,739
Between 3 and 4 years	22,140	17,924
Between 4 and 5 years	8,614	5,987
Later than 5 years	16,985	29,613
Total	$128,652	$120,464
For the six months ended June 30, 2023 and 2022, total cash outflows for leases amounted to $11,436 and $6,124, respectively.
Polestar Group as Lessor
As a lessor, revenue recognized from operating leases was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Vehicle leasing revenue	$3,287	$3,060	$7,493	$7,934
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2023	105,000
Reclassification from inventory	39,877
Reclassification to inventory	(37,585)
Effect of foreign currency exchange rate differences	1,695

Balance as of June 30, 2023	$108,987
Accumulated depreciation
Balance as of January 1, 2023	(12,802)
Depreciation expense	(2,341)
Reclassification to inventory	9,250
Effect of foreign currency exchange rate differences	22
Balance as of June 30, 2023	$(5,871)
Carrying amount as of June 30, 2023	$103,116